Assets Subject to Lien and Assets Acquired Through Foreclosures	12 Months Ended
Dec. 31, 2025
Disclosure Of Collateral [Abstract]
Assets Subject To Lien And Assets Acquired Through Foreclosures
19.	ASSETS SUBJECT TO LIEN AND ASSETS ACQUIRED THROUGH FORECLOSURES

(1)	Assets subjected to lien are as follows (Unit: Korean Won in millions):

		December 31, 2024
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds, etc.	Shinhan Bank, etc.	1,271,304	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds, etc.	Korea Securities Depository	240,005	Securities borrowing collateral
	Korean treasury and government bonds, etc.	SHINHAN SECURITIES CO, etc.	11,134	Future trading collateral
	Korean financial institutions’ debt securities, etc.	DBS BANK LTD, SEL, etc.	698,231	Variable margin deposit for CSA, etc.
	Korean capital contributions, etc.	Korea Software Financial Cooperative	109	Bid guarantee, etc.
Financial assets at FVTOCI	Korean financial institutions’ debt securities, etc.	CITIBANK LONDON, etc.	74,143	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds	Industrial Bank of Korea	10,115	Related to bonds sold under repurchase agreements (*1)
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	8,863,286	Settlement risk, etc.
	Debt securities in foreign currencies	Central Bank of Brazil, etc.	164,136	Related to bonds sold under repurchase agreements (*1)
	Debt securities in foreign currencies	RJF	110,530	Related to the borrowing limit
	Debt securities in foreign currencies	SOCIETE GENERALE, PAR, etc.	358,781	Variable margin deposit for CSA, etc.

		December 31, 2024
		Collateral given to	Amount	Reason for collateral
Securities at amortized cost	Korean treasury and government bonds	The BOK, etc.	11,526,197	Settlement risk, etc.
	Debt securities in foreign currencies	NATIXIS	41,442	Related to bonds sold under repurchase agreements (*1)
	Debt securities in foreign currencies	RJF, etc.	34,508	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	KEB Hana Bank Co., Ltd., etc.	6,431	Collateral for difference settlement
	Other due from banks in local currency	Korea Exchange Co.,Ltd.	3	Korean Won CCP margin
	Other due from banks in foreign currency	BNP-PARIBAS, PAR, etc.	647,782	Variable margin deposit for CSA, etc.
	Mortgage loan	Public offering	1,790,810	Related to covered bonds
Premises and Equipment	Land and building	Gakorea Co., Ltd , etc.	1,808	Right to collateral and others (*2)
Investment properties	Land and building	Gakorea Co., Ltd.	5,211	Right to collateral (*2)

		Total	25,855,966

(*1)
The Group has the agreement to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

(*2)	The maximum pledge amount is 339 million Won.

		December 31, 2025
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTPL	Korean treasury and government bonds, etc.	Korea Securities Depository, etc.	1,935,048	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds, etc.	Korea Securities Depository, etc.	656,478	Securities borrowing collateral
	Korean treasury and government bonds, etc.	The BOK, etc.	1,814,134	Settlement risk, etc.
	Korean treasury and government bonds, etc.	SHINHAN SECURITIES CO, etc.	24,454	Future trading collateral
	Korean treasury and government bonds, etc.	NEXT SECURITIES (Futures), etc.	36,743	Collateral for derivative contracts, etc.
	Korean financial institutions’ debt securities, etc.	ING BANK, etc.	587,591	Variable margin deposit for CSA, etc.
	Korean capital contributions, etc.	Korea Software Financial Cooperative, etc.	9,279	Bid guarantee
	Due from banks in local currency	KB SECURITIES	1,024	Equity-related derivatives, etc.

		December 31, 2025
		Collateral given to	Amount	Reason for collateral
Financial assets at FVTOCI	Korean treasury and government bonds, etc.	The BOK, etc.	3,974,635	Related to bonds sold under repurchase agreements (*1)
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	927,890	Related to bonds sold under repurchase agreements (*1)
	Korean treasury and government bonds, etc.	The BOK, etc.	362,317	Settlement risk, etc.
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	9,283,095	Settlement risk, etc.
	Korean treasury and government bonds, etc.	Korea Securities Finance Corporation	20,117	Securities borrowing collateral
	Korean treasury and government bonds, etc.	Industrial Bank of Korea etc.	1,137,895	Collateral for derivative contracts, etc.
	Foreign currency debt securities	CCIL Exchange	150,656	Related to bonds sold under repurchase agreements (*1)
	Foreign currency debt securities	SOCIETE GENERALE	386,609	Variable margin deposit for CSA, etc.
	Foreign currency debt securities	RJF	93,681	Related to the borrowing limit
Securities at amortized cost	Korean treasury and government bonds, etc.	The BOK, etc.	9,100,505	Settlement risk, etc.
	Korean financial institutions’ debt securities, etc.	The BOK, etc.	5,098,911	Settlement risk, etc.
	Foreign currency debt securities	NATIXIS	12,145	Related to bonds sold under repurchase agreements (*1)
	Foreign currency debt securities	RJF, etc.	30,441	Related to the borrowing limit
Loan at amortized cost and other financial assets	Due from banks in local currency	KEB Hana Bank Co., Ltd., etc.	40,431	Collateral for difference settlement
	Due from banks in local currency	Shinhan Life Insurance Co., Ltd.	30	Related to refund liabilities for insurance contract commissions
	Other due from banks in local currency	MetLife Insurance Co., Ltd.	25	Related to refund liabilities for insurance contract commissions
	Other due from banks in local currency	Korea Exchange Co., Ltd.	3,362	Korean Won CCP margin
	Other due from banks in local currency	MSBI LIMITED Seoul	12,634	Variable margin deposit for CSA, etc
	Other due from banks in foreign currency	GOLDMAN SACHS INTL, etc.	353,030	Variable margin deposit for CSA, etc
	Mortgage loan	Public offering	2,067,313	Related to covered bonds
Premises and Equipment	Land and building	Gakorea Co., Ltd., etc.	1,808	Right to collateral and others (*2)
Investment properties	Land and building	Gakorea Co., Ltd., etc.	103,267	Right to collateral (*2)

		Total	38,225,548

(*1)
The Group has the agreement to repurchase the transferred assets at a predetermined price or at the selling price plus a specified rate of return, and the assets are provided as collateral as bonds for which the financial assets are not derecognized. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.

(*2)	The maximum pledge amount is 17,008 million Won.

(2)	Details of assets acquired through foreclosures are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Investment properties
Land	6,463	4,195
Building	23	—
Sub-total	6,486	4,195
Other assets
Building for non-business use (*1)	46,218	44,729
Movables for non-business use (*2)	110	114
Real estate assessment provision for non-business use	(1,898)	(1,794)
Sub-total	44,430	43,049
Assets held for sale
Land	2,215	369
Building	1,780	862
Sub-total	3,995	1,231

Total	54,911	48,475

(*1)	The cumulative depreciation amount as of December 31, 2024 and 2025 is 2,357 million Won and 3,120 million Won, respectively.
(*2)	The cumulative depreciation amount as of December 31, 2024 and 2025 is 387 million Won and 370 million Won, respectively.

(3)	Securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2024	December 31, 2025	Loaned to
Financial assets at FVTPL	Korean treasury and government bonds, etc.	12,361	—	Korea Securities Finance Corporation
Financial assets at FVTOCI	Korean treasury and government bonds, etc.	—	5,573,299	Korea Securities Finance Corporation and others
	Foreign currency debt securities		101,439	Nomura Financial Investment (Korea) Co., Ltd.
Securities loaned are lending of specific securities to borrowers who agree to return the same amount of the same security at the end of lending period. As the Group does not derecognize these securities.

(4)	Collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties

Fair values of collaterals held that can be disposed and re-subjected to lien regardless of defaults of counterparties as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	10,640,153	—

	December 31, 2025
	Fair values of collaterals	Fair values of collaterals were disposed or re-subjected to lien
Securities	14,673,954	—